Trade Receivables, Net (Details) - Schedule of Trade Receivable - Trade Receivables [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables, Net (Details) - Schedule of Trade Receivable [Line Items]
Trade receivables	$ 5,780,144	$ 5,450,655
Provision for expected credit loss on trade receivables	(149,339)	(50,469)
Trade receivables, net	$ 5,630,805	$ 5,400,186